Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Equipment	$ 28	$ 35
Exploration and evaluation assets	38,633	64,479
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	9	11
Exploration and evaluation assets	2,483	2,214
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	19	24
Exploration and evaluation assets	36,150	62,257
United States [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation assets		$ 8